Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	SPINDLE, INC.
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Central Index Key	0001403802
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	64,296,519
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Public Float		$ 8,129,352
Trading Symbol	spdl